Other payables and other liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Other payables and other liabilities [Abstract]
Schedule of Other payables and other liabilities

	As of December 31 2019 RMB’million	As of June 30 2020 RMB’million
Included in non-current liabilities
Government grants	2	2
Deferred income	66	90
Others	—	10

	68	102

Included in current liabilities
Dividend payable	12	12
Accrued expenses (note i)	2,105	1,997
Advances from customers	83	81
Investment payables	611	287
Other tax liabilities	140	122
Present value of liability of puttable shares	539	566
Deferred income	23	37
Other deposits	77	85
Others	80	67
Contingent consideration, measured at fair value (note ii)	112	56

	3,782	3,310

Note:
(i)	Accrued expenses mainly comprised payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.

(i i )
In October 2018, the Company acquired the entire equity interest of a music contents production company at a cash consideration comprising a fixed amount and a variable amount, settlement in certain tranches. The variable amount is determined based on certain operating performance indicators of the acquiree and up to RMB400 million. As of December 31, 2019 and June 30, 2020, contingent consideration in relation to the arrangement was recognized at fair value as determined by management taking into account the estimation of the performance indicators.